Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Segment Reporting

SEGMENT REPORTING

	North America		Latin America West		Latin America North		Latin America South		EMEA		Asia Pacific		Global Export and holding companies		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Volume	55	57	57	53	54	57	17	16	42	70	54	53	0	1	279	306
Revenue	7 641	7 786	4 828	4 259	4 335	4 365	1 629	1 523	4 095	5 145	4 367	3 856	193	170	27 087	27 104
Normalized EBITDA	2 970	3 149	2 349	1 998	1 801	1 699	735	666	1 413	1 489	1 617	1 412	(326)	(250)	10 557	10 162
Normalized EBITDA margin %	38.9%	40.4%	48.7%	46.9%	41.5%	38.9%	45.1%	43.7%	34.5%	28.9%	37.0%	36.6%	0	—	39.0%	37.5%
Depreciation, amortization and impairment	(391)	(404)	(323)	(302)	(392)	(406)	(106)	(101)	(405)	(408)	(359)	(360)	(137)	(127)	(2 113)	(2 103)
Normalized profit from operations (EBIT)	2 578	2 744	2 026	1 695	1 409	1 292	629	565	1 007	1 081	1 258	1 059	(463)	(378)	8 444	8 059
Exceptional items (refer Note 7)	0	30	(68)	(72)	19	(9)	(26)	(10)	(49)	(85)	(15)	(37)	(59)	(104)	(196)	(287)
Profit from operations (EBIT)	2 578	2 774	1 958	1 623	1 428	1 283	603	555	959	996	1 244	1 022	(522)	(482)	8 248	7 773
Net finance income/(cost)	0		0		0		0		0		0		0		(3 310)	(3 331)
Share of results of associates and joint ventures	0		0		0		0		0		0		0		93	124
Income tax expense	0		0		0		0		0		0		0		(1 436)	(994)
Profit from continuing operations	0		0		0		0		0		0		0		3 595	3 572
Discontinued operations	0		0		0		0		0		0		0		0	28
Profit/(loss)	0		0		0		0		0		0		0		3 595	3 600
Segment assets (non-current)	63 425	63 045	71 503	71 219	12 110	13 756	2 104	2 396	43 412	45 920	23 075	24 088	1 325	1 741	216 954	222 166
Gross capex	558	252	460	326	262	269	97	109	492	408	253	259	68	75	2 190	1 698